INCOME TAXES - Income Tax (Expenses)/Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expenses:
Current	$ 17	$ 284	$ 830
Deferred		0
Income tax benefit due to reverse of UTP	0	0	(11,065)
Income tax expenses (benefit), Net	$ 17	$ 284	$ (10,235)